EQUITY - Changes in Outstanding Shares (Details)	12 Months Ended
Dec. 31, 2018 shares
Common Shares
Disclosure of classes of share capital [line items]
Balance at January 1, 2018 (in shares)	188,953,874
Shares repurchased under share repurchase program and other changes (in shares)	(1,033,218)
Balance at December 31, 2018 (in shares)	187,920,656
Special Voting Shares
Disclosure of classes of share capital [line items]
Balance at January 1, 2018 (in shares)	56,493,519
Shares repurchased under share repurchase program and other changes (in shares)	(645)
Balance at December 31, 2018 (in shares)	56,492,874
Total
Disclosure of classes of share capital [line items]
Balance at January 1, 2018 (in shares)	245,447,393
Balance at December 31, 2018 (in shares)	244,413,530